PLAN OF ARRANGEMENT	12 Months Ended
Dec. 31, 2017
Plan Of Arrangement
PLAN OF ARRANGEMENT

5. PLAN OF ARRANGEMENT

On February 26, 2015, the Company incorporated two wholly-owned private British Columbia subsidiaries, 27 Red Capital Inc. (“27 Red”) and 4 Touchdowns Capital Inc. (“4 Touchdowns”). On April 30, 2015, the Company entered into an arrangement agreement with 27 Red and 4 Touchdowns. In respect to the Arrangement, the Company applied for an Interim Order which was granted on May 6, 2015 by the Supreme Court of British Columbia, and on June 12, 2015 the Company received final court approval for the Arrangement.

The Company completed the Arrangement with 27 Red and 4 Touchdowns on February 12, 2016 (“Effective Date”). On the Effective Date, shareholders of the Company received one new common share, one Class 1 Reorganization Share and one Class 2 Reorganization Share of the Company. On the Effective Date, all of the Class 1 Reorganization Shares were transferred by the shareholders of the Company to 27 Red in exchange for 2,067,724 common shares of 27 Red on a pro rata basis (resulting in one common share of 27 Red being issued for every one Class 1 Reorganization Share). Immediately following this, the Company redeemed all of the Class 1 Reorganization Shares held by 27 Red by a cash payment of $20,677 and issuance of a promissory note of $20,677. The promissory note is non-interest bearing, unsecured and due on demand. The redemption of shares was distributed to the shareholders’ of 27 Red as a capital distribution and recorded as a dividend.

On the Effective Date, all of the Class 2 Reorganization Shares were transferred by the shareholders of the Company to 4 Touchdowns in exchange for 2,067,724 common shares of 4 Touchdowns on a pro rata basis (resulting in one common share of 4 Touchdowns being issued for every one Class 2 Reorganization Share). Immediately following this, the Company redeemed all of the Class 2 Reorganization Shares held by 4 Touchdowns by a cash payment of $20,677 and issuance of a promissory note of $20,677. The promissory note is non-interest bearing, unsecured and due on demand. The redemption of shares was distributed to the shareholders’ of 4 Touchdowns as a capital distribution and recorded as a dividend.